Taxation (Details) $ in Thousands, $ in Millions	Jun. 30, 2023 USD ($)	Apr. 01, 2018 HKD ($)	Dec. 31, 2022 USD ($)
Taxation [Abstract]
Profits tax rate (in Dollars)		$ 2
Assessable profit percentage		8.25%
Accounting standards, percentage	25.00%
Preferential tax rate	15.00%
Income tax rate	15.00%
Net operating loss carryforwards	$ 35,848		$ 32,266
Deferred tax assets, net operating loss carryforwards	8,635		7,676
Valuation allowances	$ 8,475		$ 7,577